[LOGO Amundi Pioneer]





							January 5, 2021



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:     Pioneer Series Trust V (the "Trust")
        File Nos. 333-129005 and 811-21823
        CIK No. 0001341256


Ladies and Gentlemen:


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the form of the prospectus and statement of additional information for Pioneer Global Equity Fund, a series of the Trust, which would have been filed under paragraph (c) of Rule 497, does not differ from that contained in Post-Effective Amendment No. 47 to the Trust's registration statement on Form N-1A, filed electronically on December 29, 2020 (Accession No. 0001193125-20-328479).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4695.


						Sincerely,

						/s/ Thomas Reyes
						-------------------------
    						Thomas Reyes
    						Assistant Secretary


cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq.




Amundi Asset Management US, Inc.
60 State Street
Boston, MA  02109-1820